Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
January 28, 2017
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Robert Stansky (co-manager) has managed the fund since April 2017.

The following information supplements the biographical information found in the "Fund Management" section.

Robert Stansky is co-manager of Fidelity Advisor Stock Selector Mid Cap Fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager. He is also head of FMR's Stock Selector Large Cap Group.

SKD-17-01 1.952090.105	April 21, 2017

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class Z
January 30, 2017
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Robert Stansky (co-manager) has managed the fund since April 2017.

The following information supplements the biographical information found in the "Fund Management" section.

Robert Stansky is co-manager of Fidelity Advisor Stock Selector Mid Cap Fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager. He is also head of FMR's Stock Selector Large Cap Group.

AMCZ-17-01 1.9882137.100	April 21, 2017

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund
Class A, Class T, Class C and Class I
January 28, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Robert Stansky (co-manager) has managed the fund since April 2017.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Robert Stansky is co-manager of the fund, which he has managed since April 2017. He also manages other funds. Since joining Fidelity Investments in 1983, Mr. Stansky has worked as a research analyst and portfolio manager. He is also head of FMR's Stock Selector Large Cap Group.

MC-17-02 1.756202.141	April 21, 2017